Stock Option Plans and Agreements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Option expense	$ 7,296	$ 34,341	$ 117,464	$ 53,318
Stock option aggregate common stock shares			11,863,000
Unrecognized compensation cost	$ 135,800		$ 135,800		$ 0
Options and granted			1,755,000	1,555,000
Performance-based stock options			750,000
Option price	$ 0.245		$ 0.245
Options shares			250,000
Options vested			1,440,000
Weighted average fair value of options granted					$ 0.07	$ 0.03
On May 7, 2019 [Member]
Weighted average exercise price					$ 0.02
Note payable					$ 500,000
Interest rate					7.50%
borrowed outstanding amount					$ 50,000	$ 200,000
Remaining outstanding balance					$ 250,000
Stock option to purchase					2,500,000
Interest expense					$ 14,250
On August 24, 2020 [Member]
Weighted average exercise price					$ 0.05
Note payable					$ 166,473
Interest rate					6.00%
Stock option to purchase					500,000
Interest expense					$ 52,900
On November 17, 2020 [Member]
Weighted average exercise price					$ 0.12
Note payable					$ 146,300
Interest rate					6.00%
Stock option to purchase					250,000
Interest expense					$ 15,450
On December 31, 2020 [Member]
Weighted average exercise price					$ 0.10
Note payable					$ 9,000
Interest rate					6.00%
Stock option to purchase					25,000
Interest expense					$ 958
Option Agreements [Member]
Performance-based stock options					750,000
Options vested					750,000
Weighted average exercise price					$ 0.12
Options forfeited unvested					938,000